Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Class A Aria Energy LLC Units	Class A Common Stock	Class B Aria Energy LLC Units	Class B Common Stock	Class C Aria Energy LLC Units	Aria Energy LLC Accumulated Other Comprehensive (Loss) Income	Aria Energy LLC Retained Earnings (Loss)	Aria Energy LLC Total Controlling Interest	Aria Energy LLC Noncontrolling Interest	Aria Energy LLC	Redeemable Noncontrolling Interests	Members’ Equity	Members’ Accumulated Deficit	Additional Paid-in Capital	Accumulated Deficit	Nonredeemable Noncontrolling Interests	Total
Balance at Dec. 31, 2019	$ 299,327		$ 19,327		$ 1	$ (1,304)	$ (188,956)	$ 128,395	$ (266)	$ 128,129		$ 2,470	$ (1,683)				$ 787
Net income (loss)							(30,001)	(30,001)	78	(29,923)			(2,473)			237	(2,236)
Adjustments for postretirement plan						(45)		(45)		(45)
Distributions to noncontrolling interest									(101)	(101)
Members’ equity contributions												32,460					32,460
Noncontrolling interest in acquired business acquisition																480	480
Balance at Dec. 31, 2020	299,327		19,327		1	(1,349)	(218,957)	98,349	(289)	98,060		34,930	(4,156)			717	31,491
Net income (loss) prior to Closing																	(10,429)
Share-based compensation expense												178					178
Net income (loss)													(10,175)			(254)	(10,429)
Members’ equity contributions												70					70
Balance at Jun. 30, 2021												35,178	(14,331)			463	21,310
Balance at Dec. 31, 2020	299,327		19,327		1	(1,349)	(218,957)	98,349	(289)	98,060		34,930	(4,156)			717	31,491
Net income (loss)							84,231	84,231	289	84,520
Adjustments for postretirement plan						213		213		213
Balance at Sep. 14, 2021	299,327		19,327		1	(1,136)	(134,726)	182,793		182,793
Balance at Dec. 31, 2020	$ 299,327		$ 19,327		$ 1	$ (1,349)	$ (218,957)	$ 98,349	$ (289)	$ 98,060		34,930	(4,156)			717	31,491
Net income (loss) prior to Closing													(18,744)			(534)	(19,278)
Share-based compensation expense prior to Closing												2,349					2,349
Reclassification in connection with reverse recapitalization				3								(37,349)	22,900	37,346	(22,900)
Net cash contribution from the reverse recapitalization and PIPE Financing, net of warrant liability		5		1										346,266			346,272
Issuance of Class B Common Stock in Aria Merger				2										394,908			394,910
Reclassification to redeemable noncontrolling interest											408,762			(431,662)	22,900		(408,762)
Retirement of Class A Common Stock															(107,690)		(107,690)
Acquisition of nonredeemable noncontrolling interests														(795)		(5)	(800)
Warrant exercises		1												193,540			193,541
Exchange of Class A Opco Units and Class B Common Stock for Class A Common Stock		1		(1)							(132,720)			132,720			132,720
Share-based compensation expense														2,721			2,721
Shares withheld for taxes on net settled awards														(950)			(950)
Net income (loss)											(6,312)				(5,153)	(178)	(5,331)
Members’ equity contributions												70					70
Adjustment of redeemable noncontrolling interests to redemption amount											723,571			(674,094)	(49,477)		(723,571)
Balance at Dec. 31, 2021		7		5							993,301				(162,320)		(162,308)
Balance at Mar. 31, 2021												35,032	(6,569)			631	29,094
Net income (loss) prior to Closing																	(7,930)
Share-based compensation expense												146					146
Net income (loss)													(7,762)			(168)	(7,930)
Balance at Jun. 30, 2021												35,178	(14,331)			463	21,310
Balance at Dec. 31, 2021		7		5							993,301				(162,320)		(162,308)
Net income (loss) prior to Closing																	(548)
Warrant exercises														1,555			1,555
Exchange of Class A Opco Units and Class B Common Stock for Class A Common Stock		1		(1)							(317,827)			317,827			317,827
Deferred tax impacts from exchange for Class A Common Stock transactions														780			780
Share-based compensation expense														8,923			8,923
Shares withheld for taxes on net settled awards														(1,762)			(1,762)
Net income (loss)											(4,071)				3,523		3,523
Adjustment of redeemable noncontrolling interests to redemption amount											(64,795)			64,795			64,795
Balance at Jun. 30, 2022		8		4							606,608			392,118	(158,797)		233,333
Balance at Mar. 31, 2022		8		4							861,448			122,075	(180,747)		(58,660)
Net income (loss) prior to Closing																	32,624
Warrant exercises														1,555			1,555
Exchange of Class A Opco Units and Class B Common Stock for Class A Common Stock											(3,135)			3,135			3,135
Deferred tax impacts from exchange for Class A Common Stock transactions														780			780
Share-based compensation expense														3,170			3,170
Shares withheld for taxes on net settled awards														(976)			(976)
Net income (loss)											10,674				21,950		21,950
Adjustment of redeemable noncontrolling interest to redemption amount											(262,379)			262,379			262,379
Balance at Jun. 30, 2022		$ 8		$ 4							$ 606,608			$ 392,118	$ (158,797)		$ 233,333